Derivatives and hedge accounting - Cash-flow hedges reclassified to profit or loss (Details) - Cash-flow hedges - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Cash-flow hedges reclassified to profit or loss during the year
Interest income	kr 8	kr 25
Total	kr 8	kr 25